                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management
                 -------------------------------
   Address:      100 S. Rockland Falls Road
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeff Rugen
         -------------------------------
Title:   Head Trader
         -------------------------------
Phone:   312-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey C. Rugen           Rockland, DE         1/25/06
   -----------------------------    -----------------   -------------
           [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                        ------------------

Form 13F Information Table Entry Total:         59
                                        ------------------

Form 13F Information Table Value Total:    $159,028,089
                                        ------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                                GREENVILLE CAPITAL MANAGEMENT
                       13F REPORT For the Month Ended September 30, 2005

COMMON STOCK                                   CLASS     CUSIP       VALUE     QUANTITY  DISCRETION
--------------------------------------------  -------  ---------  -----------  --------  ----------
AirTran Holdings, Inc.                        Common   00949p108    1,699,149   134,214      X
American Service Group, Inc.                  Common   02364L109    1,117,718    67,373      X
American Safety Insurance                     Common   g02995101    1,894,590   109,895      X
Anteon International Corp.                    Common   03674c108    2,836,228    66,329      X
Argonaut Group, Inc.                          Common   040157109    3,862,700   143,010      X
August Technology Corp.                       Common   02364L109    1,199,394   112,408      X
Build-A-Bear Workshop                         Common   120076104    1,703,386    76,385      X
Builders Firstsource, Inc.                    Common   12008r107    4,502,509   201,635      X
Celadon Group, Inc                            Common   150838100    3,952,586   177,246      X
Comstock Home Building Co, Inc                Common   205684103    3,023,757   151,795      X
Concur Technologies, Inc                      Common   206708109      224,021    18,110      X
Conn's, Inc.                                  Common   208242107    4,737,874   170,919      X
Connetics Corporation                         Common   208192104    4,298,590   254,204      X
Coventry Health Care, Inc.                    Common   222862104    3,824,879    44,465      X
Cybersource, Corp                             Common   23251j106    2,347,665   356,788      X
Dycom Industries, Inc                         Common   267475101    1,485,058    73,445      X
Epicor Software Corporation                   Common   29426l108    2,823,535   217,195      X
Equity Inns                                   Common   294703103    3,019,046   223,633      X
Esco Technologies, Inc.                       Common   296315104    3,740,779    74,711      X
Essex Corp.                                   Common   296744105    3,329,379   153,640      X
Excel Tech. Inc.                              Common   30067t103    3,547,019   138,070      X
First Cash Financial Services                 Common   31942d107    4,133,556   157,050      X
Flow International                            Common   343468104    1,828,953   236,911      X
Headwaters Inc.                               Common   42210p102    3,798,868   101,574      X
Hollywood Media Corp.                         Common   436233100    1,702,431   404,378      X
IXYS Corporation                              Common    4600w106    2,832,815   268,259      X
International Display Works, Inc.             Common   459412102    1,105,024   186,031      X
J.B. Hunt Transportation Services, Inc.       Common   445658107    3,481,510   183,141      X
JLG Industries, Inc.                          Common   466210101    3,692,371   100,912      X
LTX Corp.                                     Common   502392103    2,163,944   512,783      X
M-Systems Flash Disk Pioneers Ltd             Common   m7061c100    1,789,964    59,825      X
MICROS Systems, Inc.                          Common   594901100    3,223,106    73,671      X
MapInfo Corp.                                 Common   565105103    1,723,599   140,702      X
Marten Transport, Ltd.                        Common   573075108    4,480,908   177,111      X
Matrixx Initiatives, Inc.                     Common   57685L105    3,290,807   231,421      X
McCormick & Schmick's Seafood Restaurant      Common   579793100    3,562,458   168,677      X
Merit Medical Systems                         Common   589889104    3,470,139   195,611      X
Nautilus Group Inc                            Common   63910B102      198,189     8,980      X
NMS Communications Corporation                Common   629248105    1,027,438   277,686      X
Navarre Corporation                           Common   639208107    1,949,262   336,660      X
OmniVision Technologies, Inc.                 Common   682128103    3,004,292   238,058      X
Orange 21 Inc.                                Common   685317109    1,528,333   316,425      X
Par Technology Corporation                    Common   698884103    1,665,545    72,415      X
Perficient Inc                                Common   71375u101    1,633,160   197,480      X
Power-One, Inc.                               Common   739308104    3,519,795   635,342      X
Presstek, Inc.                                Common   741113104    2,356,454   181,545      X
Providence Service Corporation                Common   743815102    5,589,099   182,710      X
Rubio's Fresh Mexican Grill                   Common   78116b102    1,813,185   195,176      X

Rush Enterprises                              Common   781846308    4,427,563   289,762      X
Seracare Life Sciences                        Common   817472100    2,055,525   115,739      X
Stratasys, Inc                                Common   862685104    3,934,745   132,483      X
Superior Energy Services Inc                  Common   868157108    3,139,639   135,974      X
TNS Inc.                                      Common   872960109       48,500     2,000
Tessera Technologies, Inc.                    Common   88164l100    2,001,547    66,919      X
TradeStation Group, Inc.                      Common   89267p105    2,749,968   271,200      X
US Home Systems                               Common   90335c100    1,028,143   180,376      X
Universal Truckload Services, Inc             Common   91388p105    1,720,508    92,600      X
Vitran Corporation, Inc.                      Common   92580e107    2,904,110   179,045      X
W-H Energy Services, Inc.                     Common   92925e108    5,282,774   162,948      X
                                         59                       159,028,089